Expenses for shipping activities and other expenses from operating activities - General Administrative Expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee		Dec. 31, 2017 USD ($) employee
Analysis of income and expense [abstract]
Wages and salaries	$ (25,050)	$ (16,247)		$ (12,853)
Social security costs	(3,430)	(3,746)		(2,511)
Provision for employee benefits (Note 17)	(2,589)	(616)		(827)
Equity-settled share-based payments (Note 23)	0	(37)		(313)
Other employee benefits	(3,713)	(7,607)		(3,148)
Employee benefits	(34,782)	(28,253)		(19,652)
Administrative expenses	(31,226)	(33,485)		(22,579)
Tonnage Tax	(1,313)	(4,436)		(4,772)
Claims	(17)	(100)		(25)
Provisions	448	42		160
Total general and administrative expenses	$ (66,890)	$ (66,232)	[1]	$ (46,868)	[1]
Average number of full time equivalents (shore staff) | employee	184.90	161.77		150.49

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.